COMMITMENTS AND CONTINGENT LIABILITIES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating Leased Assets [Line Items]
Lease expense	$ 2,283	$ 2,225	$ 1,849
Future minimum payments, operating leases:
2013	1,058
2014	393
2015	219
Total	1,670
Minimum payment obligation	286
Encouragement Of Research And Development [Line Items]
Percent of OCS participation	50.00%	50.00%	50.00%
Contingent obligation	9,207
Royalty expense	0	1,196	1,683
Repayment of OCS grants		9,938
Accrued royalties
Purchase commitments	6,084
Minimum [Member]
Encouragement Of Research And Development [Line Items]
Percent of royalty obligation	3.50%
Maximum [Member]
Encouragement Of Research And Development [Line Items]
Percent of royalty obligation	4.50%
Yokneam [Member]
Operating Leased Assets [Line Items]
Monthly rent payments	39
Termination notice required	90 years
Kiryat Gat [Member]
Operating Leased Assets [Line Items]
Monthly rent payments	9
Lease extension option	5 years
Termination notice required	180 years
Unites States [Member]
Operating Leased Assets [Line Items]
Monthly rent payments	$ 7